Property, Plant and Equipment - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	£ 4,953	£ 5,060
Future contractual commitments	90	110
Leasehold Properties Acquired and Another
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	165	132
Right-of-use Assets Leased Properties
Disclosure Of Property Plant And Equipment [Line Items]
Right-of-use assets property plant and equipment	312	351
Leasehold Property
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	£ 477	483
Leasehold Property | Bottom of Range | Brazil, Bangladesh, Germany, Mexico, Romania, Singapore and Vietnam
Disclosure Of Property Plant And Equipment [Line Items]
Lease term	5 years
Freehold Property
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	£ 1,033	1,074
Freehold Property | US, UK, Bangladesh, Indonesia and South Korea
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	1,033	1,074
Iranian Subsidiary
Disclosure Of Property Plant And Equipment [Line Items]
Assets reclassified as held-for-sale	£ 27	£ 0